Intangible assets, net	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]
Note 6 – Intangible assets, net

	December 31,	December 31,
	2015	2014

Software	$752,101	$795,050
Land use rights	1,988,087	2,101,619

Total	2,740,188	2,896,669
Less: Accumulated amortization	(637,681)	(474,248)

Intangible assets, net	$2,102,507	$2,422,421

There is no private ownership of land in China. Land is usually owned by the local government and the government grants land use rights for specified terms. The Company acquired two land use rights from the local government in December 2002 and September 2008 for periods of 50 years. As of December 31, 2015 and December 31, 2014, land use rights with net book value of $1,669,445 and $1,806,812, respectively, were pledged as collateral for bank loans.

The land use rights are amortized over fifty years and the software is amortized over 5 years. Amortization expense for intangible assets for the years ended December 31, 2015 and 2014 were $197,026 and $216,086, respectively. Amortization expense for each of the next five years will approximate $200,000.